Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goehring & Rozencwajg Resources Fund | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	[1]	(1.45%)	16.50%	16.60%	62.15%	(2.75%)	0.01%	(30.01%)	(0.15%)

[1]	As of June 30, 2025, the 2025 calendar year-to-date return for Institutional Class shares was 22.67%.